Bank Loans, Current and Non Current (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans Current and Non Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2025 and 2024, bank loans consisted of the following:

	As of December 31,
	2025	2024
Short-term bank loans:
Loan from China Citic Bank	$2,860	$2,740
Loan from Bank of Beijing	-	2,740
Loan from Xiamen International Bank	-	2,740
Loan from Huaxia Bank	2,145	1,370
Loan from China Construction Bank	1,430	-
	$6,435	$9,590
Long-term bank loans:
Loan from China Construction Bank	$-	$1,370
	$-	$1,370